Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount
Gross carrying amount	$ 1,620,282	$ 1,584,204
Less: accumulated amortization
Less: accumulated amortization	308,599	174,664
Intangible assets, net
Intangible assets, net	1,311,683	1,409,540
Prepaid unpatented license [Member]
Gross carrying amount
Gross carrying amount	200,000	200,000
Intangible assets, net
Intangible assets, net	200,000	200,000
Prepaid Patented licenses [Member]
Gross carrying amount
Gross carrying amount	1,322,820	1,322,820
Less: accumulated amortization
Less: accumulated amortization	257,619	155,026
Intangible assets, net
Intangible assets, net	1,065,201	1,167,794
Computer software [Member]
Gross carrying amount
Gross carrying amount	97,462	61,384
Less: accumulated amortization
Less: accumulated amortization	50,980	19,638
Intangible assets, net
Intangible assets, net	$ 46,482	$ 41,746